Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Lightning eMotors, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001802749
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	The registration statement on Form S-1 (File No. 333-257237), originally filed with the U.S. Securities and Exchange Commission (the "SEC") on June 21, 2021 and declared effective on July 6, 2021, is being filed to include information contained in the registrant's Annual Report on Form 10-K for the fiscal year ended December 31, 2021, which was filed with the SEC on March 30, 2022, and to update certain other information in the registration statement.